EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2012	2011	2010

Risk free interest	0.68%	0.99%	1.70%
Dividend yields	0%	0%	0%
Volatility	45%	44%	45%
Expected term (in years)	5	5	4.75

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of employee option balances under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,996,438	$5.5	4.0	$28
Granted	1,150,000	$3.4
Exercised	(56,000)	$4.1
Expired	(8,938)	$77.6
Forfeited	(201,702)	$5.7

Outstanding at December 31, 2012	5,879,798	$5.0	3.6	$3,831

Exercisable at December 31, 2012	4,150,546	$5.6	2.8	$1,008

Vested and expected to vest at December 31, 2012	5,742,704	$5.0	3.6	$3,580

A summary of employee option balances under the Plans as of December 31, 2011 and 2010 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,204,114	$6.5	4,187,555	$6.8
Granted	900,000	$4.2	60,000	$4.8
Exercised	-		(3,000)	$5.3
Expired	(37,937)	$82.1	(592)	$1,113.3
Forfeited	(69,739)	$8.2	(39,849)	$14.5

Options outstanding at end of year	4,996,438	$5.5	4,204,114	$6.5

Options exercisable at end of year	4,030,521	$5.8	3,903,132	$6.6

Schedule of Stock Option Activity by Exercise Price

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2012	life (years)	Price	2012	options

$ 3.00 - 4.30	1,950,000	4.5	$3.5	601,750	$4.0
$ 4.54 - 6.77	3,784,898	3.2	$5.6	3,403,896	$5.7
$ 7.48 - 9.20	144,900	1.8	$7.8	144,900	$7.8

	5,879,798	3.6	$5.0	4,150,546	$5.6

Summary of Restricted Stock Activity

Employees:

	Year ended December 31,
	2012		2011		2010
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	846,147	$4.2	1,326,433	$3.8	1,225,025	$3.2
Granted	1,112,500	$3.9	132,000	$4.2	567,000	$5.5
Vested	(445,731)	$3.4	(473,973)	$3.3	(417,029)	$2.9
Forfeited	(164,464)	$5.1	(138,313)	$4.0	(48,563)	$2.7

RSUs outstanding at the end of the year	1,348,452	$4.1	846,147	$4.2	1,326,433	$3.8

Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of non-employee option balances under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	365,000	$6.0	5.3	$-
Granted	20,000	$3.0
Exercised	-
Expired	-
Forfeited	(350,000)	$6.0

Outstanding at December 31, 2012	35,000	$4.1	5.1	$46

Exercisable at December 31, 2012	7,125	$5.7	4.6	$-

Vested and expected to vest at December 31, 2012	29,563	$4.2	5.1	$39

A summary of non-employee option balances under the Plans as of December 31, 2011 and 2010 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	365,000	$6.0	-
Granted	-		365,000	$6.0
Exercised	-		-
Expired	-		-
Forfeited	-		-

Options outstanding at end of year	365,000	$6.0	365,000	$6.0

Options exercisable at end of year	178,188	$6.0	54,728	$6.0

Schedule of Stock Option Activity by Exercise Price
Ranges of Exercise Price	Options Outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options

$ 3.00 - 5.65	35,000	5.1	$4.1	7,125	$5.7

Summary of Restricted Stock Activity

Non-employees:

	Year ended December 31,
	2012		2011		2010
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	32,250	$4.7	42,000	$4.5	17,000	$2.7
Granted	-		-		30,000	$5.2
Vested	(13,000)	$4.0	(9,750)	$3.6	(5,000)	$2.7
Forfeited	-		-		-

RSUs outstanding at the end of the year	19,250	$5.2	32,250	$4.7	42,000	$4.5